Derivative Instruments and Hedging Activities	12 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

NOTE 11—DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In order to manage our exposure to fluctuations in interest and foreign currency exchange rates we utilize derivative financial instruments such as forward starting swaps and foreign currency exchange forwards for periods typically up to three years. We do not use any derivative financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in earnings. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income (loss) until the underlying hedged item is recognized in earnings, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, any change in fair value is immediately recognized in earnings. We formally document all hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions. We classify the fair value of all derivative contracts as current or non-current assets or liabilities, depending on the realized and unrealized gain or loss position of the hedged contract at the balance sheet date, and the timing of future cash flows. The cash flows from derivatives treated as hedges are classified in the Consolidated Statements of Cash Flows in the same category as the item being hedged.

The following table shows the notional principal amounts of our outstanding derivative instruments as of September 30, 2017 and 2016 (in thousands):

	Notional Principal
	September 30, 2017	September 30, 2016
Instruments designated as accounting hedges:
Foreign currency forwards	$125,486	$158,664

Instruments not designated as accounting hedges:
Foreign currency forwards	$35,117	$115,070

Included in the amounts not designated as accounting hedges at September 30, 2017 and 2016 were foreign currency forwards with notional principal amounts of $18.5 million and $78.4 million, respectively, that have been designed to manage exposure to foreign currency exchange risks, and for which the gains or losses of the changes in fair value of the forwards has approximately offset an equal and opposite amount of gains or losses related to the foreign currency exposure. Unrealized gains of $0.1 million and unrealized gains of $8.2 million were recognized in other income (expense), net for the fiscal years ended September 30, 2017 and 2016, respectively, related to foreign currency forward contracts not designated as accounting hedges.

The notional principal amounts for outstanding derivative instruments provide one measure of the transaction volume outstanding and do not represent the amount of our exposure to credit or market loss. Credit risk represents our gross exposure to potential accounting loss on derivative instruments that are outstanding or unsettled if all counterparties failed to perform according to the terms of the contract, based on then-current interest or currency exchange rates at each respective date. Our exposure to credit loss and market risk will vary over time as a function of interest and currency exchange rates. The amount of credit risk from derivative instruments and hedging activities was not material for the fiscal years ended September 30, 2017 and 2016. Although the table above reflects the notional principal amounts of our foreign exchange instruments, it does not reflect the gains or losses associated with the exposures and transactions that the foreign exchange instruments are intended to hedge. The amounts ultimately realized upon settlement of these financial instruments, together with the gains and losses on the underlying exposures, will depend on actual market conditions during the remaining life of the instruments.

We generally enter into master netting arrangements, which reduce credit risk by permitting net settlement of transactions with the same counterparty. We present our derivative assets and derivative liabilities at their gross fair values. We did not have any derivative instruments with credit-risk related contingent features that would require us to post collateral as of September 30, 2017 or 2016.

The table below presents the fair value of our derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of September 30, 2017 and 2016 (in thousands):

		Fair Value
	Balance Sheet Location	September 30, 2017	September 30, 2016
Asset derivatives:
Foreign currency forwards	Other current assets	$2,591	$14,769
Foreign currency forwards	Other noncurrent assets	1,128	1,201
		$3,719	$15,970
Liability derivatives:
Foreign currency forwards	Other current liabilities	$3,456	$13,752
Foreign currency forwards	Other noncurrent liabilities	1,128	1,333
Total		$4,584	$15,085

The tables below present gains and losses recognized in other comprehensive income (loss) for the years ended September 30, 2017 and 2016 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

Years ended September 30,	2017		2016
		Gains (losses)		Gains (losses)
	Gains (losses)	reclassified into		reclassified into
	recognized in	earnings -	Gains (losses)	earnings -
Derivative Type	OCI	Effective Portion	recognized in OCI	Effective Portion
Foreign currency forwards	$(2,200)	$551	$(806)	$1,522

Unrealized gains of $0.1 million and unrealized losses of $0.1 million from derivative instruments and hedging activities classified as not highly effective were recognized in other income (expense), net for the years ended September 30, 2017 or 2016, respectively. The amount of estimated unrealized net losses from cash flow hedges which are expected to be reclassified to earnings in the next twelve months is $0.6 million, net of income taxes.